Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
At January 1, 2023	7,765	505,954
Class A common shares conversion	(110)	110
Shares issued on dual class amendment (b)	—	5,203
Shares issued on options exercised (d)	—	3,139
Cancelled pursuant to normal course issuer bid (i)	—	(4,738)
At December 31, 2023	7,655	509,668
Class A common shares conversion	(55)	55
Shares issued on options exercised (d)	—	8,178
Cancelled pursuant to normal course issuer bid (i)	—	(19,158)
At December 31, 2024	7,600	498,743

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $21.21 per option (2023 – $22.69) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2024	2023
Weighted average exercise price	$52.85	$54.66
Dividend yield	0.96%	0.92%
Risk-free interest rate	3.46%	3.52%
Expected option life	5.8 years	5.9 years
Expected volatility	42%	42%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2024		2023
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	13,067	$25.92	15,057	$22.38
Granted	1,082	52.85	1,383	54.66
Exercised	(8,165)	21.07	(3,117)	20.07
Forfeited	(512)	51.23	(252)	44.32
Expired	(5)	27.26	(4)	26.70
Outstanding at end of year	5,467	$36.12	13,067	$25.92
Vested and exercisable at end of year	3,524	$27.43	10,018	$20.04

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2024, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
1,166	$5.34 – $14.71	43
1,315	$14.72 – $30.35	50
1,122	$30.36 – $46.57	66
819	$46.58 – $54.33	109
1,045	$54.34 – $70.34	89
5,467	$5.34 – $70.34	68

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2024, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
1,166	$5.34 – $14.71	43
1,315	$14.72 – $30.35	50
1,122	$30.36 – $46.57	66
819	$46.58 – $54.33	109
1,045	$54.34 – $70.34	89
5,467	$5.34 – $70.34	68

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	December 31, 2024		December 31, 2023
	Outstanding	Vested	Outstanding	Vested
DSUs	491	491	1,837	1,837
RSUs	1,307	—	1,336	—
PSUs	946	—	656	—
PDSUs	116	69	253	219
	2,860	560	4,082	2,056

Summary of Accumulated Other Comprehensive Income (Loss)

(CAD$ in millions)	2024	2023
Accumulated other comprehensive income – beginning of year	$693	$1,062
Currency translation differences:
Unrealized gain (loss) on translation of foreign subsidiaries	1,697	(421)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $7 and $(9)) (Note 34(b))	(47)	56
	1,650	(365)
Gain (loss) on marketable equity and debt securities (net of taxes of $(7) and $1)	54	(4)
Remeasurements of retirement benefit plans (net of taxes of $(30) and $(68))	46	151
Total other comprehensive income (loss)	1,750	(218)
Remeasurements of retirement benefit plans recorded in retained earnings	(46)	(151)
Accumulated other comprehensive income – end of year	$2,397	$693

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2024	2023
Loss from continuing operations attributable to shareholders of the company	(467)	(118)
Profit from discontinued operations attributable to shareholders of the company (Note 5)	873	2,527
Profit attributable to shareholders of the company	$406	$2,409

Weighted average shares outstanding (000’s)	516,011	517,828
Dilutive effect of share options (000’s)	4,031	7,516
Weighted average diluted shares outstanding (000’s)	520,042	525,344

Loss per share from continuing operations
Basic and diluted	$(0.90)	$(0.23)
Earnings per share from discontinued operations
Basic	$1.69	$4.88
Diluted	$1.68	$4.81
Earnings per share
Basic earnings per share	$0.79	$4.65
Diluted earnings per share	$0.78	$4.59